Cryptocurrency (Tables)	12 Months Ended
Dec. 31, 2023
Cryptocurrency.
Schedule of cryptocurrency

	As of December 31
	2022	2023
Gross carrying amount	15,076	32,603
Less: Impairment of cryptocurrency	(2,545)	(4,261)
Net	12,531	28,342

Schedule of additional information about cryptocurrency

	For the years ended December 31,
	2022	2023
Beginning balance	3,186	12,531
Revenue recognized on acceptance of cryptocurrency	35,500	58,959
Receipt of cryptocurrency as customer deposits	—	4,922
Cost of revenues recognized on payment of cryptocurrency	(8,463)	(8,854)
Proceeds from disposal of cryptocurrency	(9,642)	(40,645)
Realized (gain)loss on disposal of cryptocurrency	(170)	6,135
Impairment of cryptocurrency	(7,880)	(4,706)
Ending balance	12,531	28,342